(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EMERGING MARKETS INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                19   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       22   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              23   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     30   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    39   NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    49   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            50


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets throughout the fourth quarter, the Standard & Poor's 500 Index rose more than 33% in 1997, about three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns as the year drew to a close.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EMERGING MARKETS INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T shares, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Effective August 1, 1997, the maximum 4.25% sales charge on Class A shares was increased to 4.75%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                     PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL A         16.52%   79.38%

FIDELITY ADV EMERGING MARKETS INCOME - CL A         10.98%   70.86%
 (INCL. MAX. 4.75% SALES CHARGE)

JP EMBI PLUS                                        13.02%   80.83%

EMERGING MARKETS DEBT FUNDS AVERAGE                 13.80%   N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 27 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997               PAST 1   LIFE OF
                                              YEAR     FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL A   16.52%   16.56%

FIDELITY ADV EMERGING MARKETS INCOME - CL A   10.98%   15.08%
 (INCL. MAX. 4.75% SALES CHARGE)

JP EMBI PLUS                                  13.02%   16.80%

EMERGING MARKETS DEBT FUNDS AVERAGE           13.80%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980130 122130 S00000000000001
             FA Emerg Mkt Inc -CL A      JP EMBI Plus
             00255                       JP004
  1994/03/10       9525.00                    10000.00
  1994/03/31       9128.32                     8807.82
  1994/04/30       9248.44                     8643.25
  1994/05/31       9844.60                     9282.15
  1994/06/30       9368.11                     8810.67
  1994/07/31       9578.30                     8971.50
  1994/08/31      10732.31                     9714.11
  1994/09/30      11038.76                    10014.32
  1994/10/31      10754.24                     9697.82
  1994/11/30      10530.74                     9687.51
  1994/12/31       9760.21                     9059.99
  1995/01/31       8639.66                     8623.61
  1995/02/28       8022.18                     8222.51
  1995/03/31       7787.58                     8056.78
  1995/04/30       8456.16                     8918.88
  1995/05/31       8960.63                     9695.07
  1995/06/30       9011.12                     9909.06
  1995/07/31       9026.46                     9869.98
  1995/08/31       9219.78                    10140.13
  1995/09/30       9586.60                    10536.55
  1995/10/31       9514.14                    10422.17
  1995/11/30       9831.92                    10724.86
  1995/12/31      10442.10                    11485.35
  1996/01/31      11211.15                    12358.18
  1996/02/29      10586.42                    11676.46
  1996/03/31      10686.18                    11942.44
  1996/04/30      11237.32                    12593.99
  1996/05/31      11532.65                    12811.92
  1996/06/30      11823.71                    13262.30
  1996/07/31      11956.95                    13539.46
  1996/08/31      12386.31                    14036.78
  1996/09/30      13388.33                    14942.02
  1996/10/31      13770.24                    15043.72
  1996/11/30      14535.78                    15810.38
  1996/12/31      14663.83                    16000.37
  1997/01/31      15280.06                    16442.93
  1997/02/28      15536.21                    16729.03
  1997/03/31      14899.95                    16123.30
  1997/04/30      15411.66                    16602.74
  1997/05/31      16070.48                    17247.58
  1997/06/30      16565.95                    17644.32
  1997/07/31      17279.12                    18376.34
  1997/08/31      17182.38                    18301.91
  1997/09/30      17731.83                    18861.14
  1997/10/31      15976.27                    16688.46
  1997/11/30      16553.99                    17480.82
  1997/12/31      17085.71                    18083.31
IMATRL PRASUN   SHR__CHT 19971231 19980130 122131 R00000000000049
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by December 31, 1997, the value of the investment would have grown to $17,086 - a 70.86% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,083 - an 80.83% increase. UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than investing
in the United States. Factors like
changes in a country's financial
markets, its local political and
economic climate, and the
fluctuating value of its currency
create these risks. For these reasons
an international fund's performance
may be more volatile than a fund
that invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss when
you sell your shares.
(checkmark)

TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,                 MARCH 10, 1994
                                               (COMMENCEMENT
                                               OF OPERATIONS) TO
                                               DECEMBER 31,



      1997                       1996   1995   1994

DIVIDEND RETURN               8.37%    9.38%    9.51%    4.80%

CAPITAL APPRECIATION RETURN    8.15%   31.05%   -2.52%   -2.33%

TOTAL RETURN                  16.52%   40.43%   6.99%    2.47%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1997   PAST 1         PAST 6         PAST 1
                                  MONTH          MONTHS         YEAR

DIVIDENDS PER SHARE               21.30(CENTS)   61.07(CENTS)   98.38(CENTS)

ANNUALIZED DIVIDEND RATE          20.73%         9.50%          7.93%

30-DAY ANNUALIZED YIELD           N/A            -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $12.10 over the past one month, $12.75 over the past six months, and $12.40 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                     PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL T         16.47%   79.29%

FIDELITY ADV EMERGING MARKETS INCOME - CL T         12.40%   73.02%
 (INCL. MAX. 3.50% SALES CHARGE)

JP EMBI PLUS                                        13.02%   80.83%

EMERGING MARKETS DEBT FUNDS AVERAGE                 13.80%   N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 27 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997               PAST 1   LIFE OF
                                              YEAR     FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL T   16.47%   16.54%

FIDELITY ADV EMERGING MARKETS INCOME - CL T   12.40%   15.46%
 (INCL. MAX. 3.50% SALES CHARGE)

JP EMBI PLUS                                  13.02%   16.80%

EMERGING MARKETS DEBT FUNDS AVERAGE           13.80%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980130 120734 S00000000000001
             FA Emerg Mkt Inc -CL T      JP EMBI Plus
             00635                       JP004
  1994/03/10       9650.00                    10000.00
  1994/03/31       9248.12                     8807.82
  1994/04/30       9369.81                     8643.25
  1994/05/31       9973.79                     9282.15
  1994/06/30       9491.05                     8810.67
  1994/07/31       9704.00                     8971.50
  1994/08/31      10873.16                     9714.11
  1994/09/30      11183.62                    10014.32
  1994/10/31      10895.38                     9697.82
  1994/11/30      10668.94                     9687.51
  1994/12/31       9888.29                     9059.99
  1995/01/31       8753.04                     8623.61
  1995/02/28       8127.46                     8222.51
  1995/03/31       7889.78                     8056.78
  1995/04/30       8567.13                     8918.88
  1995/05/31       9078.23                     9695.07
  1995/06/30       9129.37                     9909.06
  1995/07/31       9144.92                     9869.98
  1995/08/31       9340.78                    10140.13
  1995/09/30       9712.41                    10536.55
  1995/10/31       9639.00                    10422.17
  1995/11/30       9960.95                    10724.86
  1995/12/31      10579.14                    11485.35
  1996/01/31      11358.28                    12358.18
  1996/02/29      10725.35                    11676.46
  1996/03/31      10826.42                    11942.44
  1996/04/30      11384.79                    12593.99
  1996/05/31      11684.00                    12811.92
  1996/06/30      11978.87                    13262.30
  1996/07/31      12113.86                    13539.46
  1996/08/31      12548.86                    14036.78
  1996/09/30      13572.33                    14942.02
  1996/10/31      13947.71                    15043.72
  1996/11/30      14723.78                    15810.38
  1996/12/31      14854.44                    16000.37
  1997/01/31      15480.72                    16442.93
  1997/02/28      15740.89                    16729.03
  1997/03/31      15095.79                    16123.30
  1997/04/30      15612.28                    16602.74
  1997/05/31      16280.02                    17247.58
  1997/06/30      16795.95                    17644.32
  1997/07/31      17517.42                    18376.34
  1997/08/31      17419.65                    18301.91
  1997/09/30      17975.36                    18861.14
  1997/10/31      16195.49                    16688.46
  1997/11/30      16765.19                    17480.82
  1997/12/31      17301.56                    18083.31
IMATRL PRASUN   SHR__CHT 19971231 19980130 120735 R00000000000049
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by December 31, 1997, the value of your investment would have grown to $17,302 - a 73.02% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,083 - an 80.83% increase. UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than investing
in the United States. Factors like
changes in a country's financial
markets, its local political and
economic climate, and the
fluctuating value of its currency
create these risks. For these reasons
an international fund's performance
may be more volatile than a fund
that invests exclusively in the United
States. Past performance is no
guarantee of future results and you
may have a gain or loss when you
sell your shares.
(checkmark)

TOTAL RETURN COMPONENTS

                              YEARS ENDED DECEMBER 31,                     MARCH 10, 1994
                                                                           (COMMENCEMENT
                                                                           OF OPERATIONS) TO
                                                                           DECEMBER 31,



                              1997                       1996     1995     1994

DIVIDEND RETURN               8.32%                      9.46%    9.51%    4.80%

CAPITAL APPRECIATION RETURN    8.15%                     30.95%   -2.52%   -2.33%

TOTAL RETURN                  16.47%                     40.41%   6.99%    2.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1997   PAST 1         PAST 6         PAST 1
                                  MONTH          MONTHS         YEAR

DIVIDENDS PER SHARE               21.13(CENTS)   60.51(CENTS)   97.81(CENTS)

ANNUALIZED DIVIDEND RATE          20.56%         9.41%          7.89%

30-DAY ANNUALIZED YIELD           7.50%          -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $12.10 over the past one month, $12.75 over the past six months and $12.40 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1,
1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997               PAST 1   LIFE OF
                                              YEAR     FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL B   15.70%   75.17%

FIDELITY ADV EMERGING MARKETS INCOME - CL B   10.95%   72.17%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

JP EMBI PLUS                                  13.02%   80.83%

EMERGING MARKETS DEBT FUNDS AVERAGE           13.80%   N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 27 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997               PAST 1   LIFE OF
                                              YEAR     FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL B   15.70%   15.83%

FIDELITY ADV EMERGING MARKETS INCOME - CL B   10.95%   15.31%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

JP EMBI PLUS                                  13.02%   16.80%

EMERGING MARKETS DEBT FUNDS AVERAGE           13.80%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980130 120810 S00000000000001
             FA Emerg Mkt Inc -CL B      JP EMBI Plus
             00637                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8807.82
  1994/04/30       9709.65                     8643.25
  1994/05/31      10335.54                     9282.15
  1994/06/30       9833.49                     8810.67
  1994/07/31      10040.95                     8971.50
  1994/08/31      11241.32                     9714.11
  1994/09/30      11564.08                    10014.32
  1994/10/31      11268.61                     9697.82
  1994/11/30      11017.23                     9687.51
  1994/12/31      10193.95                     9059.99
  1995/01/31       9038.73                     8623.61
  1995/02/28       8378.26                     8222.51
  1995/03/31       8128.48                     8056.78
  1995/04/30       8820.18                     8918.88
  1995/05/31       9339.33                     9695.07
  1995/06/30       9396.83                     9909.06
  1995/07/31       9406.70                     9869.98
  1995/08/31       9601.70                    10140.13
  1995/09/30       9965.41                    10536.55
  1995/10/31       9895.07                    10422.17
  1995/11/30      10218.26                    10724.86
  1995/12/31      10844.25                    11485.35
  1996/01/31      11634.97                    12358.18
  1996/02/29      10982.00                    11676.46
  1996/03/31      11079.09                    11942.44
  1996/04/30      11643.23                    12593.99
  1996/05/31      11954.38                    12811.92
  1996/06/30      12236.78                    13262.30
  1996/07/31      12367.99                    13539.46
  1996/08/31      12816.56                    14036.78
  1996/09/30      13838.82                    14942.02
  1996/10/31      14224.26                    15043.72
  1996/11/30      15017.11                    15810.38
  1996/12/31      15140.08                    16000.37
  1997/01/31      15767.56                    16442.93
  1997/02/28      16021.82                    16729.03
  1997/03/31      15358.01                    16123.30
  1997/04/30      15874.05                    16602.74
  1997/05/31      16540.59                    17247.58
  1997/06/30      17052.77                    17644.32
  1997/07/31      17772.51                    18376.34
  1997/08/31      17663.27                    18301.91
  1997/09/30      18214.91                    18861.14
  1997/10/31      16393.62                    16688.46
  1997/11/30      16988.86                    17480.82
  1997/12/31      17217.40                    18083.31
IMATRL PRASUN   SHR__CHT 19971231 19980130 120813 R00000000000049
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. As the chart shows, by December 31, 1997, the value of the investment including the effect of the applicable contingent deferred sales charge, would have been $17,217 - a 72.17% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,083 - an 80.83% increase. UNDERSTANDING
PERFORMANCE
MANY MARKETS AROUND THE GLOBE
OFFER THE POTENTIAL FOR SIGNIFICANT
GROWTH OVER TIME; HOWEVER,
INVESTING IN FOREIGN MARKETS MEANS
ASSUMING GREATER RISKS THAN
INVESTING IN THE UNITED STATES.
FACTORS LIKE CHANGES IN A COUNTRY'S
FINANCIAL MARKETS, ITS LOCAL POLITICAL
AND ECONOMIC CLIMATE, AND THE
FLUCTUATING VALUE OF ITS CURRENCY
CREATE THESE RISKS. FOR THESE
REASONS AN INTERNATIONAL FUND'S
PERFORMANCE MAY BE MORE VOLATILE
THAN A FUND THAT INVESTS EXCLUSIVELY
IN THE UNITED STATES. PAST
PERFORMANCE IS NO GUARANTEE OF
FUTURE RESULTS AND YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR
SHARES.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,                 MARCH 10, 1994
                                               (COMMENCEMENT
                                               OF OPERATIONS) TO
                                               DECEMBER 31,

      1997                       1996   1995   1994

DIVIDEND RETURN               7.57%    8.54%    8.69%    4.30%

CAPITAL APPRECIATION RETURN    8.13%   31.07%   -2.31%   -2.34%

TOTAL RETURN                  15.70%   39.61%   6.38%    1.96%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1997   PAST 1         PAST 6         PAST 1
                                  MONTH          MONTHS         YEAR

DIVIDENDS PER SHARE               20.31(CENTS)   56.17(CENTS)   89.24(CENTS)

ANNUALIZED DIVIDEND RATE          19.70%         8.71%          7.17%

30-DAY ANNUALIZED YIELD           6.85%          -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $12.14 over the past one month, $12.79 over the past six months, and $12.44 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income to measure performance.
The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee. (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower. Class C's contingent deferred sales charge included in the past one year total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997               PAST 1   LIFE OF
                                              YEAR     FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL C   15.58%   75.03%

FIDELITY ADV EMERGING MARKETS INCOME - CL C   14.58%   75.03%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

JP EMBI PLUS                                  13.02%   80.83%

EMERGING MARKETS DEBT FUNDS AVERAGE           13.80%   N/A

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class C's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 27 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997               PAST 1   LIFE OF
                                              YEAR     FUND

FIDELITY ADV EMERGING MARKETS INCOME - CL C   15.58%   15.81%

FIDELITY ADV EMERGING MARKETS INCOME - CL C   14.58%   15.81%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

JP EMBI PLUS                                  13.02%   16.80%

EMERGING MARKETS DEBT FUNDS AVERAGE           13.80%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980130 120858 S00000000000001
             FA Emerg Mkt Inc -CL C      JP EMBI Plus
             00488                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.17                     8807.82
  1994/04/30       9709.74                     8643.25
  1994/05/31      10336.62                     9282.15
  1994/06/30       9820.53                     8810.67
  1994/07/31      10028.15                     8971.50
  1994/08/31      11229.20                     9714.11
  1994/09/30      11552.94                    10014.32
  1994/10/31      11256.94                     9697.82
  1994/11/30      11006.35                     9687.51
  1994/12/31      10180.30                     9059.99
  1995/01/31       9026.70                     8623.61
  1995/02/28       8365.12                     8222.51
  1995/03/31       8118.72                     8056.78
  1995/04/30       8811.66                     8918.88
  1995/05/31       9331.11                     9695.07
  1995/06/30       9389.60                     9909.06
  1995/07/31       9399.03                     9869.98
  1995/08/31       9594.43                    10140.13
  1995/09/30       9958.87                    10536.55
  1995/10/31       9888.04                    10422.17
  1995/11/30      10212.76                    10724.86
  1995/12/31      10840.78                    11485.35
  1996/01/31      11633.20                    12358.18
  1996/02/29      10977.80                    11676.46
  1996/03/31      11075.58                    11942.44
  1996/04/30      11641.10                    12593.99
  1996/05/31      11952.78                    12811.92
  1996/06/30      12236.74                    13262.30
  1996/07/31      12368.72                    13539.46
  1996/08/31      12817.53                    14036.78
  1996/09/30      13841.96                    14942.02
  1996/10/31      14227.42                    15043.72
  1996/11/30      15021.73                    15810.38
  1996/12/31      15143.81                    16000.37
  1997/01/31      15773.18                    16442.93
  1997/02/28      16026.88                    16729.03
  1997/03/31      15361.22                    16123.30
  1997/04/30      15879.45                    16602.74
  1997/05/31      16547.66                    17247.58
  1997/06/30      17060.51                    17644.32
  1997/07/31      17781.95                    18376.34
  1997/08/31      17672.14                    18301.91
  1997/09/30      18225.10                    18861.14
  1997/10/31      16393.15                    16688.46
  1997/11/30      16973.53                    17480.82
  1997/12/31      17503.14                    18083.31
IMATRL PRASUN   SHR__CHT 19971231 19980130 120901 R00000000000049
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class C on March 10, 1994, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have been $17,503 - a 75.03% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,083 - an 80.83% increase. UNDERSTANDING
PERFORMANCE
MANY MARKETS AROUND THE GLOBE
OFFER THE POTENTIAL FOR SIGNIFICANT
GROWTH OVER TIME; HOWEVER,
INVESTING IN FOREIGN MARKETS MEANS
ASSUMING GREATER RISKS THAN
INVESTING IN THE UNITED STATES.
FACTORS LIKE CHANGES IN A COUNTRY'S
FINANCIAL MARKETS, ITS LOCAL POLITICAL
AND ECONOMIC CLIMATE, AND THE
FLUCTUATING VALUE OF ITS CURRENCY
CREATE THESE RISKS. FOR THESE
REASONS AN INTERNATIONAL FUND'S
PERFORMANCE MAY BE MORE VOLATILE
THAN A FUND THAT INVESTS EXCLUSIVELY
IN THE UNITED STATES. PAST
PERFORMANCE IS NO GUARANTEE OF
FUTURE RESULTS AND YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR
SHARES.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,                 MARCH 10, 1994
                                               (COMMENCEMENT
                                               OF OPERATIONS) TO
                                               DECEMBER 31,

      1997                       1996   1995   1994

DIVIDEND RETURN               8.08%    8.54%    8.69%    4.30%

CAPITAL APPRECIATION RETURN    7.50%   31.07%   -2.31%   -2.34%

TOTAL RETURN                  15.58%   39.61%   6.38%    1.96%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1997   PAST 1         LIFE OF
                                  MONTH          CLASS

DIVIDENDS PER SHARE               20.26(CENTS)   28.56(CENTS)

ANNUALIZED DIVIDEND RATE          19.73%         14.93%

30-DAY ANNUALIZED YIELD           N/A            -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $12.09 over the past one month, and $12.04 over the life of class, you can compare the class' income distributions over these two periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable, operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The year that ended December 31,
1997, displayed the complexity and
variety of the world's financial
markets. The serenity of low interest
rates and subdued inflation that had
boosted a number of markets was
rudely interrupted in late October
when Asian markets stumbled
dramatically. Developed-market
government bonds benefited from
this crisis, as investors sought the
perceived safety of high-quality
issues. A strong U.S. dollar, however,
undermined gains for U.S.-based
investors in the Japanese and most
European markets. The Salomon
Brothers World Government Bond
Index - a measure of government
bond market performance in
developed nations - returned just
0.23% for the period. Inflation was
well-controlled throughout Europe,
and bond prices in countries such as
Spain and Italy were buoyed by
steady progress toward meeting the
requirements for membership in the
European Monetary Union (EMU).
Unlike other European currencies,
the pound sterling maintained its
strength, helping boost bond
performance in the United Kingdom.
The Asian volatility staggered
emerging bond markets in October
and left lingering concerns as the
new year began. The J.P. Morgan
Emerging Markets Bond Index
returned 16.15% for the period. Most
of these gains were posted during the
first three quarters of the year,
boosted by low interest rates and
positive government reforms. A lack
of inflation, declining interest rates
and the late-year flight to quality
boosted bonds in the U.S., with the
Lehman Brothers Aggregate Bond
Index returning 9.65% in 1997.
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. Quite well. For the 12 months that ended December 31, 1997, the fund's Class A, Class T, Class B and Class C shares posted returns of 16.52%, 16.47%, 15.70% and 15.58%, respectively. The emerging markets debt funds average, as tracked by Lipper Analytical Services, returned 13.80% during this time. The J.P. Morgan Emerging Markets Bond Index Plus returned 13.02%.
Q. HOW WOULD YOU CHARACTERIZE THE CLIMATE FOR EMERGING-MARKET DEBT SECURITIES OVER THE PAST YEAR?
A. Overall, emerging-market debt had a good run through much of 1997. From January through late October, the market enjoyed a favorable backdrop of low interest-rate levels and continued economic reform which resulted in a favorable credit spread environment. Credit spreads measure the premium an investor pays for global risk. The last quarter of the year, however, was a different story altogether. Concerns about weakness in Southeast Asia and the resulting late-October market declines in both Asian and U.S. equity markets, put pressure on emerging-market investments.
Q. SOUTHEAST ASIA HAD A MAJOR COLLAPSE DURING THE PERIOD AS SEVERAL CURRENCIES DECLINED. HOW BADLY WAS THE FUND AFFECTED?
A. The impact was minimal. The fund's exposure to Southeast Asia historically has been limited for a number of reasons. First, there have always been very few long-term, non-investment-grade debt opportunities in that region. Second, the currencies of both Japan and China had depreciated by almost 50% over the past couple of years. In comparing the other regional currencies in Asia to both Japan and China, it was my feeling that the smaller Asian markets were becoming less competitive as their currencies were appreciating relative to those in Japan and China. Finally, the historically high level of economic growth of many of the Asian "tigers" appeared unsustainable in light of excess global capacity and competitive pressures.
Q. DID YOU PURSUE ANY PARTICULAR STRATEGIES GIVEN THIS VOLATILITY?
A. Around late August, I perceived increased risk in the marketplace due to some initial weakness in currency and equity markets as well as some strong words of caution from the chairman of the U.S. Federal Reserve Board. Despite these factors, though, volatility was decreasing and options - which give the buyer the right, but not the obligation, to buy or sell a security within a specified period of time at a set price - were cheap. As a result, I bought an option position on a Brazilian bond that worked out quite favorably. When the market corrected dramatically in late October, the fund had at risk only the amount that it had paid for the premium on the option. If I hadn't had the option - and the fund owned the security itself - the fund's losses would have been considerably higher. Owning the option gave the fund some exposure to Brazil, which I felt was important, and allowed the fund to participate in the early-fall rally of Brazilian Brady bonds, which are dollar-denominated and issued by foreign governments. When the market corrected, the option provided downside protection.
Q. SIX MONTHS AGO, YOU WERE OPTIMISTIC ABOUT THE FUND'S EXPOSURE TO RUSSIA. HOW DID RUSSIAN BONDS PERFORM DURING THE PERIOD?
A. At the beginning of the year, the fund was underweighted in Russian bonds relative to the index. As fiscal reform in Russia appeared promising, I began to raise the fund's Russian exposure in the late spring and early summer and the bonds performed well. As economic conditions weakened in Asia, however, I felt that Russia - being a major emerging-market country with some remaining fiscal concerns - would be vulnerable. I subsequently began decreasing the fund's Russian exposure - and adding Russian options - to try to limit the fund's downside risk. This strategy has paid off, as pressure on the Russian bond market continued toward the close of the period.
Q. WHICH OTHER POSITIONS CONTRIBUTED POSITIVELY TO PERFORMANCE? WHICH WERE DISAPPOINTMENTS?
A. The fund's positions in Bulgaria, Argentina and Brazil also turned in strong performances. On a down note, I reduced the fund's positions in Ecuador earlier in the year due to political uncertainty. However, the bonds continued to rally.
Q. WHAT'S YOUR OUTLOOK?
A. With all that has gone on in recent months, I'm certainly concerned. While global volatility has been alarming, one bright spot may be that the dislocation - or re-pricing of certain emerging-market securities downward - may present ample opportunities. Shareholders should expect a continuation of the same disciplined investment approach: I'll keep a close eye on risk, credit spreads and interest rates as they relate to the portfolio.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
JOHN CARLSON EXPLORES THE
"CONTAGION EFFECT":
"ALONG WITH THE SOUTHEAST ASIAN
TURMOIL WE'VE WITNESSED RECENTLY,
THE PHRASE "CONTAGION" HAS ALMOST
BECOME PART OF THE MARKET'S DAILY
LANGUAGE. CONTAGION REFERS TO BOTH
THE REAL AND PSYCHOLOGICAL EFFECTS
THAT IMPACT INVESTOR BEHAVIOR WITHIN
OR ACROSS MARKETS. THERE ARE A NUMBER
OF CATCHY PHRASES THAT DESCRIBE THIS
LINK BETWEEN MARKETS, SUCH AS `WHEN
THE U.S. ECONOMY SNEEZES, MEXICO
CATCHES A COLD.'
"ASIAN CONTAGION, BEGINNING LAST YEAR
AS A CURRENCY CRISIS IN THAILAND, IS AN
EXAMPLE. AS SPECULATION AGAINST THE
SUSTAINABILITY OF THAILAND'S CURRENCY
REGIME INCREASED, THAI AUTHORITIES
DEVALUED THE COUNTRY'S CURRENCY.
PRESSURE SPILLED OVER TO OTHER
SOUTHEAST ASIAN COUNTRIES, RESULTING
IN A WAVE OF COMPETITIVE DEVALUATIONS
IN COUNTRIES SUCH AS INDONESIA, THE
PHILIPPINES AND SINGAPORE. INVESTORS
WONDERED WHERE IT WOULD STOP, AND
THIS UNCERTAINTY HAD RAMIFICATIONS
IN BOTH BRAZIL AND RUSSIA.
"BUT THE CONTAGION WASN'T LIMITED TO
CURRENCY PRESSURES. INVESTORS
SUFFERING LOSSES IN SOUTHEAST ASIAN
MARKETS TOOK PROFITS BY SELLING EQUITY
POSITIONS IN OTHER REGIONS. THIS
COMPOUNDED THE DOWNWARD
PRESSURE ON MANY CURRENCIES,
RESULTING IN ADDITIONAL SELLING. STOCK
MARKETS IN EMERGING COUNTRIES SUCH
AS ARGENTINA SUFFERED MAJOR LOSSES,
AS DID THOSE IN HONG KONG. THE
EFFECTS OF SUCH DEVELOPMENTS WILL BE
SLOWER GLOBAL ECONOMIC GROWTH,
WHICH HAS LED TO CONCERNS ABOUT
GROWTH RATES IN THE U.S. AND OTHER
DEVELOPED COUNTRIES IN THE YEAR
AHEAD."
FUND FACTS
GOAL: A HIGH LEVEL OF CURRENT
INCOME BY INVESTING PRIMARILY
IN DEBT SECURITIES AND OTHER
INSTRUMENTS OF ISSUERS IN
EMERGING MARKETS; AS A
SECONDARY OBJECTIVE, THE FUND
MAY SEEK CAPITAL APPRECIATION
START DATE: MARCH 10, 1994
SIZE: AS OF DECEMBER 31,
1997, MORE THAN $120 MILLION
MANAGER: JOHN CARLSON, SINCE
1995; JOINED FIDELITY IN 1995
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE COUNTRIES AS OF DECEMBER 31, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                               INVESTMENTS    IN THESE COUNTRIES
                                              6 MONTHS AGO

BRAZIL                         18.6           13.3

ARGENTINA                      15.3           14.2

MEXICO                         9.9            8.8

RUSSIA                         6.8            9.8

VENEZUELA                      5.2            10.6

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.
TOP FIVE HOLDINGS AS OF DECEMBER 31, 1997

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                                          INVESTMENTS    IN THESE HOLDINGS
                                                         6 MONTHS AGO

BRAZILIAN FEDERATIVE REPUBLIC             18.1           11.6

ARGENTINIAN REPUBLIC                      12.2           12.4

UNITED MEXICAN STATES                     5.6            8.8

BULGARIAN REPUBLIC BRADY                  4.8            5.4

VENEZUELAN REPUBLIC                       4.7            10.6


AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1997
               6 MONTHS AGO

YEARS   15.3   14.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1997 AS OF JUNE 30, 1997

CORPORATE BONDS 8.3%
FOREIGN GOVERNMENT
OBLIGATIONS 68.8%
OTHER 9.5%
SHORT-TERM
INVESTMENTS 13.4%
CORPORATE BONDS 4.8%
FOREIGN GOVERNMENT
OBLIGATIONS 68.2%
OTHER 12.5%
SHORT-TERM
INVESTMENTS 14.5%
ROW: 1, COL: 1, VALUE: 13.4
ROW: 1, COL: 2, VALUE: 9.5
ROW: 1, COL: 3, VALUE: 68.8
ROW: 1, COL: 4, VALUE: 8.300000000000001
ROW: 1, COL: 1, VALUE: 14.5
ROW: 1, COL: 2, VALUE: 12.5
ROW: 1, COL: 3, VALUE: 68.2
ROW: 1, COL: 4, VALUE: 4.8
INVESTMENTS DECEMBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 8.3%
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
ARGENTINA - 3.1%
Compania Latinoamericana de Infraestructura &
Servicios SA:
  11 5/8%, 6/1/04 (f)  BB- $ 1,450,000 $ 1,479,000
  11 5/8%, 6/1/04  BB-  790,000  805,800
Telefonica De Argentina 11 7/8%, 11/1/04  Ba3  1,220,000  1,418,250
  3,703,050
KOREA (SOUTH) - 0.5%
Korea Development Bank:
 yankee 7 1/4%, 5/15/06  Ba1  420,000  327,600
 6 5/8%, 11/21/03  Ba1  360,000  280,800
  608,400
MEXICO - 4.2%
Banco Nacional de Comercio Exterior SNC
11 1/4%, 5/30/06 (Reg.)  Ba2  3,410,000  3,802,150
Petroleos Mexicanos 9 1/2%, 9/15/27  BB  1,180,000  1,174,100
  4,976,250
VENEZUELA - 0.5%
Bariven SA 10 5/8%, 3/17/02  Ba2  600,000  651,000
TOTAL NONCONVERTIBLE BONDS
(Cost $10,112,524)   9,938,700
FOREIGN GOVERNMENT OBLIGATIONS (I) - 68.8%
ANGOLA - 0.1%
Banco Nacional de Angola 0%, 9/10/27   -  539,628  161,888
ARGENTINA - 12.2%
Argentinian Republic:
 Brady par euro 5 1/2%, 3/31/23 (e)  Ba3  11,675,000  8,559,234
 BOCON 3.29%, 4/1/07 (h)  Ba3 ARS 25,563  17,866
 global bond:
  11 3/8%, 1/30/17  Ba3  690,000  754,860
  11 3/8%, 1/30/17  Ba3  1,210,000  1,323,740
  9 3/4%, 9/19/27  Ba3  3,161,000  3,028,633
 11 3/4%, 2/12/07  Ba3 ARS 990,000  930,777
  14,615,110
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
BRAZIL - 18.1%
Brazilian Federative Republic:
 Brady:
  capitalization bond 8%, 4/15/14  B1 $ 16,579,383 $ 13,035,540 debt conversion bond euro
   6 3/4%, 4/15/12 (h)  B1  6,925,000  5,263,000
  par 5 1/4%, 4/15/24 (e)  B1  1,220,000  879,162
 global bond 10 1/8%, 5/15/27  B1  2,570,000  2,409,375
  21,587,077
BULGARIA - 4.8%
Bulgarian Republic Brady:
 discount 6.6875%, 7/28/24 (h)  B2  2,390,000  1,840,300
 FLIRB A 2 1/4%, 7/28/12 (h)  B2  6,385,000  3,886,869
  5,727,169
DOMINICAN REPUBLIC - 0.8%
Dominican Republic Brady 6.6875%, 8/30/09 (h)  B1  1,267,200  983,664
ECUADOR - 3.8%
Ecuador Republic Brady:
 par euro 3 1/2%, 2/28/25 (e)  B1  5,395,000  2,973,994
 past due interest euro
 6.6875%, 2/28/15 (bearer) (h)  B1  2,340,219  1,529,918
  4,503,912
IVORY COAST - 0.3%
Ivory Coast past due interest
0%, 12/29/49 (g)  -  880,000  345,400
JORDAN - 0.9%
Kingdom of Jordan 5%, 12/23/23 (f)(h)  Ba3  1,500,000  1,020,000
KAZAKHSTAN - 0.9%
Kazakhstan Republic 9 1/4%, 12/20/99 (Reg.)  Ba3  1,120,000  1,092,000
MEXICO - 5.6%
Mexico Value recovery rights 6/30/03:
discount A  -  1,000  -
 discount C  -  2,000  -
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
MEXICO - CONTINUED
United Mexican States:
 Brady discount:
  par A 6 1/4%, 12/31/19 unit  Ba2 $ 3,520,000 $ 2,934,800
  par B 6 1/4%, 12/31/19 unit  Ba2  2,050,000  1,709,187
 global bond 11 1/2%, 5/15/26  Ba2  1,691,000  2,003,835
  6,647,822
PANAMA - 1.5%
Panamanian Republic:
 Brady par 3 1/4%, 7/17/26 (e)  Ba1  1,470,000  940,800
 euro 7 7/8%, 2/13/02 (Reg.)  Ba1  830,000  801,987
  1,742,787
PERU - 3.5%
Peruvian Republic Brady FLIRB:
 3 1/4%, 3/7/17 (f)(h)  B2  1,350,000  800,719
 3 1/4%, 3/7/17 (h)  B2  5,720,000  3,392,675
  4,193,394
PHILIPPINES - 0.8%
Philippine Government Brady par 6 1/2%,
12/1/17 (e)  Ba1  1,080,000  901,800
POLAND - 3.4%
Polish Republic:
 Brady par 3%, 10/27/24 (e)  Baa  5,240,000  3,216,050
 7 1/8%, 7/1/04  Baa  840,000  840,000
  4,056,050
RUSSIA - 3.7%
Bank for Foreign Economic Affairs of Russia
 (Vnesheconombank) interest notes:
  6.7188%, 12/15/15 (f)  Ba2  3,305,956  2,326,567
  6.7188%, 12/15/15  Ba2  840,000  591,150
Russian Government euro 10%, 6/26/07  Ba2  1,650,000  1,524,187
  4,441,904
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
TURKEY - 3.7%
Turkish Republic Treasury Bill:
 0%, 5/13/98 (j)  - TRL 212,310 $ 725,608
 0%, 8/5/98 (j)  - TRL 112,570  320,434
 0%, 8/12/98 (j)  - TRL 747,500  2,095,149
 0%, 9/16/98 (j)  - TRL 472,730  1,238,550
  4,379,741
VENEZUELA - 4.7%
Venezuelan Republic:
 Brady:
  debt conversion bond
  6.8125%, 12/18/07 (h)  Ba2  3,095,239  2,768,304
  par A 6 3/4%, 3/31/20 unit  Ba2  500,000  433,750
  par A euro 6 3/4%, 3/31/20  Ba2  2,840,000  2,463,700
 Oil recovery rights 3/31/20  -  14,230  -
  5,665,754
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $80,015,378)   82,065,472
SOVEREIGN LOAN PARTICIPATIONS - 8.1%
CAMEROON - 0.2%
Cameroon Republic loan participation (a):
- Societe Generale  - DEM 980,000  152,572
 - Societe Generale  - FRF 1,960,000  91,110
  243,682
CONGO - 0.2%
Congo Republic loan participation (a) :
- Societe Generale  -  464,670  139,401
 - Societe Generale  - DEM 255,860  42,679
 - Societe Generale  - FRF 841,728  41,922
  224,002
IVORY COAST - 1.5%
Ivory Coast restructured loan (a):
- Morgan (J.P.) Securities, Inc.  -  2,750,000  1,189,375
 - Paribas Capital Markets  -  1,440,000  622,800
  1,812,175
SOVEREIGN LOAN PARTICIPATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
MOROCCO - 4.0%
Moroccan Kingdom loan participation:
 - The Chase Manhattan Bank
 6.6563%, 1/1/09 (h)  - $ 1,560,000 $ 1,343,550
 - ING Bank NV 6.6563%, 1/1/09 (h)  -  750,000  645,938
 - Merrill Lynch Pierce, Fenner & Smith, Inc.
 6.6563%, 1/1/09 (h)  -  500,000  430,625
 - Paribas Capital Markets 6.6563%, 1/1/09 (h)  -  670,000  577,038
 Series A,
 - Morgan Guaranty Trust
  Company of New York 6.6563%, 1/1/09 (h)  -  2,070,000  1,782,788
  4,779,939
RUSSIA - 2.2%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan participation:
 - The Chase Manhattan Bank 6.7188%,
  12/15/20 (h)  -  1,730,000  1,130,250
  - ING Bank NV 6.7188%, 12/15/20 (h)  -  2,430,000  1,503,563
   2,633,813
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $8,863,725)   9,693,611
CASH EQUIVALENTS - 13.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.40%, dated
12/31/97 due 1/2/98  $  15,964,676  15,959,000
PURCHASED OPTIONS - 1.4%
 EXPIRATION DATE/ UNDERLYING FACE
 STRIKE PRICE AMOUNT AT VALUE
BRAZIL - 0.5%
Merril Lynch International Call Option
on $7,559,372 notional amount of
Brazilian Federative Republic Brady Mar. 98/
Capitalization bond 8%, 4/15/14 72 3/4  $ 5,943,556  549,566
PURCHASED OPTIONS - CONTINUED
 EXPIRATION DATE/ UNDERLYING FACE VALUE (NOTE 1)
 STRIKE PRICE AMOUNT AT VALUE
RUSSIA - 0.9%
The Chase Manhattan Bank Call Option on
 $4,400,000 notional amount of Bank for
 Foreign Economic Affairs of Russia
 (Vnesheconombank) loan participation
 restructured under 1997 agreement Mar. 98/
 6.7188%, 12/15/20 55  $ 2,722,500 $ 363,440
Merrill Lynch International Call Option on
 $8,700,000 notional amount of Bank for
 Foreign Economic Affairs of Russia
 (Vnesheconombank) loan participation
 restructured under 1997 agreement Mar. 98/
 6.7188%, 12/15/20 54 5/8   5,383,125  774,300
  1,137,740
TOTAL PURCHASED OPTIONS
(Cost $1,195,207)   1,687,306
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $116,145,834)  $ 119,344,089
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest
  Reduction Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
FRF - French franc
DEM - German deutsche mark
TRL - Turkish lira
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued at zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,626,286 or 4.7% of net assets.
7. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
9. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
10. Principal amount in millions.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 3.4% BBB  5.4%
Ba 35.7% BB  48.9%B 31.0% B  5.2%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 8.5%. FMR has determined that unrated debt securities that are lower quality account for 8.5% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $118,800,140. Net unrealized appreciation aggregated $543,949, of which $3,975,175 related to appreciated investment securities and $3,431,226 related to depreciated investment securities.
The fund hereby designates approximately $1,123,000 as a capital gain dividend for the pupose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending December 31, 1998 approximately $1,921,000 of losses recognized during the period November 1, 1997 to December 31, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997

11.ASSETS                                                       12.           13.

14.INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE     15.           $ 119,344,089
AGREEMENTS OF $15,959,000) (COST $116,145,834) -
SEE ACCOMPANYING SCHEDULE

16.CASH                                                         17.            194,664


18.RECEIVABLE FOR INVESTMENTS SOLD                              19.            1,038,487
REGULAR DELIVERY

20. DELAYED DELIVERY                                                           5,090,913

21.INTEREST RECEIVABLE                                          22.            1,573,821

23.PREPAID EXPENSES                                             24.            11,415

25. 26.TOTAL ASSETS                                             27.            127,253,389

28.LIABILITIES                                                  29.           30.

31.PAYABLE FOR INVESTMENTS PURCHASED                            $ 1,108,160   32.
REGULAR DELIVERY

33. DELAYED DELIVERY                                             5,003,768    34.

35.DISTRIBUTIONS PAYABLE                                         434,536      36.

37.ACCRUED MANAGEMENT FEE                                        62,783       38.

39.DISTRIBUTION FEES PAYABLE                                     36,536       40.

41.OTHER PAYABLES AND ACCRUED EXPENSES                           104,803      42.

43. 44.TOTAL LIABILITIES                                        45.            6,750,586

46.47.NET ASSETS                                                48.           $ 120,502,803

49.NET ASSETS CONSIST OF:                                       50.           51.

52.PAID IN CAPITAL                                              53.           $ 116,636,598

54.UNDISTRIBUTED NET INVESTMENT INCOME                          55.            424,276

56.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON        57.            272,315
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

58.NET UNREALIZED APPRECIATION (DEPRECIATION) ON                59.            3,169,614
INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

60.61.NET ASSETS                                                62.           $ 120,502,803


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 DECEMBER 31, 1997

63.CALCULATION OF MAXIMUM OFFERING PRICE                   66.    $11.12
64.CLASS A:
65.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,312,524 (DIVIDED BY) 207,996 SHARES)

67.MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF          68.    $11.67
$11.12)

69.CLASS T:                                                71.    $11.11
70.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($93,228,277 (DIVIDED BY) 8,391,971 SHARES)

72.MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF          73.    $11.51
$11.11)

74.CLASS B:                                                76.    $11.16
75.NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($23,575,672 (DIVIDED BY) 2,113,426 SHARES) A

77.CLASS C:                                                79.    $11.11
78.NET ASSET VALUE, AND OFFERING PRICE PER SHARE
 ($66,047 (DIVIDED BY) 5,946 SHARES) A

80.INSTITUTIONAL CLASS:                                    82.    $11.06
81.NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
PER
 SHARE ($1,320,283 (DIVIDED BY) 119,357 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1997

83.INVESTMENT INCOME                                        85.            $ 10,335,858
84.INTEREST

86.LESS FOREIGN TAXES WITHHELD                                              (143,617)

87. TOTAL INCOME                                                            10,192,241

88.EXPENSES                                                 89.            90.

91.MANAGEMENT FEE                                           $ 822,554      92.

93.TRANSFER AGENT FEES                                       316,479       94.

95.DISTRIBUTION FEES                                         432,618       96.

97.ACCOUNTING FEES AND EXPENSES                              91,562        98.

99.NON-INTERESTED TRUSTEES' COMPENSATION                     481           100.

101.CUSTODIAN FEES AND EXPENSES                              54,721        102.

103.REGISTRATION FEES                                        87,228        104.

105.AUDIT                                                    68,324        106.


107.LEGAL                                                    8,247         108.


109.REPORTS TO SHAREHOLDERS                                  55,754        110.

111.MISCELLANEOUS                                            504           112.

113. TOTAL EXPENSES BEFORE REDUCTIONS                        1,938,472     114.

115. EXPENSE REDUCTIONS                                      (62,107)       1,876,365

116.117.NET INVESTMENT INCOME                               118.            8,315,876

119.REALIZED AND UNREALIZED GAIN (LOSS)                     121.           122.
120.NET REALIZED GAIN (LOSS) ON:

123. INVESTMENT SECURITIES                                   13,132,464    124.

125. FOREIGN CURRENCY TRANSACTIONS                           2,535          13,134,999

126.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    127.           128.
ON:

129. INVESTMENT SECURITIES                                   (4,782,094)   130.

131. ASSETS AND LIABILITIES IN FOREIGN CURRENCIES            (28,772)       (4,810,866)

132.133.NET GAIN (LOSS)                                     134.            8,324,133

135.136.NET INCREASE (DECREASE) IN NET ASSETS RESULTING     137.           $ 16,640,009
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED      YEAR ENDED
                                                             DECEMBER 31,    DECEMBER 31,
                                                             1997            1996

138.INCREASE (DECREASE) IN NET ASSETS

139.OPERATIONS                                               $ 8,315,876     $ 5,003,629
NET INVESTMENT INCOME

140. NET REALIZED GAIN (LOSS)                                 13,134,999      14,771,228

141. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (4,810,866)     4,852,770

142.                                                          16,640,009      24,627,627
143.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

144.DISTRIBUTIONS TO SHAREHOLDERS                             (9,380,291)     (4,919,274)
FROM NET INVESTMENT INCOME

145. FROM NET REALIZED GAIN                                   (14,029,285)    (3,337,616)

146. 147.TOTAL DISTRIBUTIONS                                  (23,409,576)    (8,256,890)

148.SHARE TRANSACTIONS - NET INCREASE (DECREASE)              27,548,589      37,461,113

149.                                                          20,779,022      53,831,850
150.TOTAL INCREASE (DECREASE) IN NET ASSETS

151.NET ASSETS                                               152.            153.

154. BEGINNING OF PERIOD                                      99,723,781      45,891,931

155.                                                         $ 120,502,803   $ 99,723,781
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
INCOME OF $424,276 AND $306,279, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
156.   YEARS ENDED DECEMBER 31,

157.   1997                       1996 E


158.SELECTED PER-SHARE DATA D

159.NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.720   $ 10.520

160.INCOME FROM INVESTMENT OPERATIONS

161. NET INVESTMENT INCOME                                               .953       .274

162. NET REALIZED AND UNREALIZED GAIN (LOSS)                             .891       1.574

163. TOTAL FROM INVESTMENT OPERATIONS                                    1.844      1.848

164.LESS DISTRIBUTIONS

165. FROM NET INVESTMENT INCOME                                          (.984)     (.238)

166. FROM NET REALIZED GAIN                                              (1.460)    (.410)

167. TOTAL DISTRIBUTIONS                                                 (2.444)    (.648)

168.NET ASSET VALUE, END OF PERIOD                                      $ 11.120   $ 11.720

169.TOTAL RETURN B, C                                                    16.52%     17.71%

170.RATIOS AND SUPPLEMENTAL DATA

171.NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,313    $ 478

172.RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.40% F    1.40% A, F

173.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.38% G    1.40% A

174.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 7.74%      7.31% A

175.PORTFOLIO TURNOVER RATE                                              660%       410%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T

176.                                           YEARS ENDED DECEMBER 31,

177.                                           1997                       1996       1995       1994 E

178.SELECTED PER-SHARE DATA

179.NET ASSET VALUE,                           $ 11.710                   $ 9.280    $ 9.520    $ 10.000
BEGINNING OF PERIOD

180.INCOME FROM INVESTMENT OPERATIONS

181. NET INVESTMENT INCOME                      .877 D                     .758 D     .860       .356

182. NET REALIZED AND UNREALIZED GAIN           .961                       2.832      (.323)     (.073)
(LOSS)

183. TOTAL FROM INVESTMENT OPERATIONS           1.838                      3.590      .537       .283

184.LESS DISTRIBUTIONS

185. FROM NET INVESTMENT INCOME                 (.978)                     (.750)     (.777)     (.503)

186. FROM NET REALIZED GAIN                     (1.460)                    (.410)     -          (.260)

187. TOTAL DISTRIBUTIONS                        (2.438)                    (1.160)    (.777)     (.763)

188.NET ASSET VALUE, END OF PERIOD             $ 11.110                   $ 11.710   $ 9.280    $ 9.520

189.TOTAL RETURN B, C                           16.47%                     40.41%     6.99%      2.47%

190.RATIOS AND SUPPLEMENTAL DATA

191.NET ASSETS, END OF PERIOD (000             $ 93,228                   $ 78,861   $ 36,205   $ 30,029
OMITTED)

192.RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.47%                      1.49%      1.50% F    1.50% A, F

193.RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.45% G                    1.48% G    1.50%      1.50% A

AFTER EXPENSE REDUCTIONS

194.RATIO OF NET INVESTMENT INCOME TO           7.08%                      7.23%      9.32%      6.60% A
AVERAGE
NET ASSETS

195.PORTFOLIO TURNOVER RATE                     660%                       410%       305%       354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B

196.                                        YEARS ENDED DECEMBER 31,

197.                                        1997                       1996       1995       1994 E

198.SELECTED PER-SHARE DATA

199.NET ASSET VALUE, BEGINNING OF PERIOD    $ 11.750                   $ 9.300    $ 9.520    $ 9.700

200.INCOME FROM INVESTMENT OPERATIONS

201. NET INVESTMENT INCOME                   .806 D                     .686 D     .835       .167

202. NET REALIZED AND UNREALIZED GAIN        .956                       2.853      (.342)     .227
(LOSS)

203. TOTAL FROM INVESTMENT OPERATIONS        1.762                      3.539      .493       .394

204.LESS DISTRIBUTIONS

205. FROM NET INVESTMENT INCOME              (.892)                     (.679)     (.713)     (.314)

206. FROM NET REALIZED GAIN                  (1.460)                    (.410)     -          (.260)

207. TOTAL DISTRIBUTIONS                     (2.352)                    (1.089)    (.713)     (.574)

208.NET ASSET VALUE, END OF PERIOD          $ 11.160                   $ 11.750   $ 9.300    $ 9.520

209.TOTAL RETURN B, C                        15.70%                     39.61%     6.38%      3.67%

210.RATIOS AND SUPPLEMENTAL DATA

211.NET ASSETS, END OF PERIOD (000          $ 23,576                   $ 17,746   $ 9,486    $ 5,034
OMITTED)

212.RATIO OF EXPENSES TO AVERAGE NET         2.15%                      2.15% F    2.25% F    2.25% A, F
ASSETS

213.RATIO OF EXPENSES TO AVERAGE NET         2.13% G                    2.15%      2.25%      2.25% A
ASSETS AFTER EXPENSE REDUCTIONS

214.RATIO OF NET INVESTMENT INCOME TO        6.48%                      6.56%      8.48%      5.86% A
AVERAGE
NET ASSETS

215.PORTFOLIO TURNOVER RATE                  660%                       410%       305%       354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS C
216.   YEAR ENDED
       DECEMBER 31,

217.   1997 E

218.SELECTED PER-SHARE DATA D

219.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.190

220.INCOME FROM INVESTMENT OPERATIONS

221. NET INVESTMENT INCOME                                   .154

222. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .322

223. TOTAL FROM INVESTMENT OPERATIONS                        .476

224.LESS DISTRIBUTIONS

225. FROM NET INVESTMENT INCOME                              (.286)

226. FROM NET REALIZED GAIN                                  (1.270)

227. TOTAL DISTRIBUTIONS                                     (1.556)

228.NET ASSET VALUE, END OF PERIOD                          $ 11.110

229.TOTAL RETURN B, C                                        4.16%

230.RATIOS AND SUPPLEMENTAL DATA

231.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 66

232.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.25% A, F

233.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     9.04% A

234.PORTFOLIO TURNOVER RATE                                  660%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

235.                                                        YEARS ENDED DECEMBER 31,

236.                                                        1997                       1996       1995 E

237.SELECTED PER-SHARE DATA

238.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.650                   $ 9.280    $ 8.400

239.INCOME FROM INVESTMENT OPERATIONS

240. NET INVESTMENT INCOME                                   .860 D                     .786 D     .393

241. NET REALIZED AND UNREALIZED GAIN (LOSS)                 1.008                      2.779      .876

242. TOTAL FROM INVESTMENT OPERATIONS                        1.868                      3.565      1.269

243.LESS DISTRIBUTIONS

244. FROM NET INVESTMENT INCOME                              (.998)                     (.785)     (.389)

245. FROM NET REALIZED GAIN                                  (1.460)                    (.410)     -

246. TOTAL DISTRIBUTIONS                                     (2.458)                    (1.195)    (.389)

247.NET ASSET VALUE, END OF PERIOD                          $ 11.060                   $ 11.650   $ 9.280

248.TOTAL RETURN B, C                                        16.84%                     40.21%     15.52%

249.RATIOS AND SUPPLEMENTAL DATA

250.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,320                    $ 2,639    $ 201

251.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.25% F                    1.25% F    1.25% A, F

252.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            1.23% G                    1.25%      1.25% A
EXPENSE REDUCTIONS

253.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.85%                      7.46%      9.09% A

254.PORTFOLIO TURNOVER RATE                                  660%                       410%       305% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Emerging Markets Income Fund(the fund) is a fund of Fidelity Advisor Series VIII(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B,Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options."
2. OPERATING POLICIES - CONTINUED
OPTIONS - CONTINUED
This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $9,693,611 or 8.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $694,024,569 and $687,968,561, respectively, of which U.S. government and government agency obligations aggregated $7,607,283 and $7,577,474, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .69% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd (FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,903    $ 1,903

CLASS T     230,572    230,572

CLASS B     200,096    55,579

CLASS C     47         0

           $          $
           432,618    288,054

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A      $ 1,393

CLASS T      13,689

CLASS C      54


SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2,
1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 29,709   $ 23,247

CLASS T     142,370    111,640

CLASS B     68,657     0*

CLASS C     0          0*

           $          $
           240,736    134,887

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC *    $ 5,219    .41

CLASS T **              FIIOC *     240,599   .26

CLASS B                 FIIOC *     62,159    .28

CLASS C                 FIIOC *     9           .19***

INSTITUTIONAL CLASS     FIIOC *     8,493     .24

                                   $
                                   316,479

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.40%         $ 26,261

CLASS C                2.25%          6,143

INSTITUTIONAL CLASS    1.25%          11,552

                                     $
                                     43,956

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $18,151 under the custodian arrangement.
6. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED DECEMBER 31,

                              1997 A                     1996 B

CLASS A

FROM NET INVESTMENT INCOME    $ 119,401                  $ 5,916

FROM NET REALIZED GAIN         244,650                    15,462

TOTAL                         $                          $
                              364,051                    21,378

CLASS T

FROM NET INVESTMENT INCOME    $ 7,364,838                $ 3,931,995

FROM NET REALIZED GAIN         10,866,769                 2,638,864

TOTAL                         $                          $
                              18,231,607                 6,570,859

CLASS B

FROM NET INVESTMENT INCOME    $ 1,641,148                $ 844,871

FROM NET REALIZED GAIN         2,697,569                  595,454

TOTAL                         $                          $
                              4,338,717                  1,440,325

CLASS C

FROM NET INVESTMENT INCOME    $ 1,052                    $ -

FROM NET REALIZED GAIN         6,680                      -

TOTAL                         $                          $
                              7,732                      -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 253,852                  $ 136,492

FROM NET REALIZED GAIN         213,617                    87,836

TOTAL                         $                          $
                              467,469                    224,328

                              $                          $
                              23,409,576                 8,256,890

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
B DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,

                                 1997 A         1996 B         1997 A          1996 B



CLASS A                           157,759        45,480        $ 1,980,163     $ 518,247
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     27,924         1,560          317,016         18,190

SHARES REDEEMED                   (18,479)       (6,248)        (229,598)       (75,540)

NET INCREASE (DECREASE)           167,204        40,792        $               $
                                                               2,067,581       460,897

CLASS T                           5,560,853      8,120,736     $ 68,604,516    $ 85,014,110
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,422,242      523,792        16,356,926      5,729,874

SHARES REDEEMED                   (5,324,070)    (5,813,045)    (65,213,725)    (60,826,882)

NET INCREASE (DECREASE)           1,659,025      2,831,483     $               $
                                                               19,747,717      29,917,102

CLASS B                           741,442        657,075       $ 9,189,867     $ 6,890,016
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     323,757        116,167        3,726,061       1,270,300

SHARES REDEEMED                   (462,457)      (282,713)      (5,697,389)     (2,964,969)

NET INCREASE (DECREASE)           602,742        490,529       $               $
                                                               7,218,539       5,195,347

CLASS C                           5,254          -             $ 65,143        $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     692            -              7,663           -

SHARES REDEEMED                   -              -              -               -

NET INCREASE (DECREASE)           5,946          -             $               $
                                                               72,806          -

INSTITUTIONAL CLASS               670,672        1,151,436     $ 8,055,126     $ 12,012,762
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     36,986         19,417         437,820         214,294

SHARES REDEEMED                   (814,803)      (966,036)      (10,051,000)    (10,339,289)

NET INCREASE (DECREASE)           (107,145)      204,817       $               $
                                                               (1,558,054)     1,887,767


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
B SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                        REGISTRATION
                        FEES

CLASS A                 $ 24,842

CLASS T                  29,615

CLASS B                  11,576

CLASS C                  6,146

INSTITUTIONAL  CLASS     15,049

                        $
                        87,228

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 17, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Emerging Markets Income Fund voted to pay to shareholders of record at the opening of business on record date, the follow ing distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

CLASS A
Pay Date  2/10/97 1/2/98
Record Date 2/7/97 12/26/97
Dividends $ - $ -
Short-Term
Capital Gains $.19 $1.19
Long-Term
Capital Gains $ - $.08
Long-Term
Capital Gain Breakdown:
 28% rate 100% 91.27%
 20% rate -% 8.73%

CLASS B
Pay Date  2/10/97 1/2/98
Record Date 2/7/97 12/26/97
Dividends $ - $ -
Short-Term
Capital Gains $.19 $1.19
Long-Term
Capital Gains $ - $.08
Long-Term
Capital Gain Breakdown:
 28% rate 100% 91.27%
 20% rate -% 8.73%

CLASS T
Pay Date  2/10/97 1/2/98
Record Date 2/7/97 12/26/97
Dividends $ - $ -
Short-Term
Capital Gains $.19 $1.19
Long-Term
Capital Gains $ - $.08
Long-Term
Capital Gain Breakdown:
 28% rate 100% 91.27%
 20% rate -% 8.73%

CLASS C
Pay Date  1/2/98
Record Date 12/26/97
Dividends $ -
Short-Term
Capital Gains $1.19
Long-Term
Capital Gains $.08
Long-Term
Capital Gain Breakdown:
 28% rate 91.27%
 20% rate 8.73%

The percentage of the dividends distributed during the fiscal year for the following classes representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United
States:
 Income Foreign Tax credit
 Percent Percent
Class A 36.89% 0.05%
Class T 36.88% 0.04%
Class B 36.88% 0.04%
Class C 36.90% 0.06%
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited
 Tokyo, Japan
Fidelity International Investment Advisors
 Pembroke, Bermuda
Fidelity International Investment
 Advisors (U.K.) Limited
 London, England
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
Brooklyn, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

(REGISTERED TRADEMARK)
GINNIE MAE
ANNUAL REPORT
AUGUST 31, 1993
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     18   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    27   NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    37   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            38


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets throughout the fourth quarter, the Standard & Poor's 500 Index rose more than 33% in 1997, about three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns as the year drew to a close.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EMERGING MARKETS INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1993                          PAST 1   LIFE OF
                                                       YEAR     FUND

FIDELITY ADV EMERGING MARKETS INCOME - INST CL         16.84%   79.77%

JP EMBI PLUS                                           13.02%   80.83%

EMERGING MARKETS DEBT FUNDS AVERAGE                    13.80%   N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar-and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 27 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1993                    PAST 1   LIFE OF
                                                 YEAR     FUND

FIDELITY ADV EMERGING MARKETS INCOME - INST CL   16.84%   16.62%

JP EMBI PLUS                                     13.02%   16.80%

EMERGING MARKETS DEBT FUNDS AVERAGE              13.80%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980130 120931 S00000000000001
             FA Emerg Mkt Inc -CL I      JP EMBI Plus
             00607                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8807.82
  1994/04/30       9709.65                     8643.25
  1994/05/31      10335.54                     9282.15
  1994/06/30       9835.28                     8810.67
  1994/07/31      10055.96                     8971.50
  1994/08/31      11267.52                     9714.11
  1994/09/30      11589.24                    10014.32
  1994/10/31      11290.55                     9697.82
  1994/11/30      11055.90                     9687.51
  1994/12/31      10246.94                     9059.99
  1995/01/31       9070.51                     8623.61
  1995/02/28       8422.24                     8222.51
  1995/03/31       8175.93                     8056.78
  1995/04/30       8877.85                     8918.88
  1995/05/31       9407.49                     9695.07
  1995/06/30       9460.49                     9909.06
  1995/07/31       9475.87                     9869.98
  1995/08/31       9680.80                    10140.13
  1995/09/30      10067.96                    10536.55
  1995/10/31      10006.53                    10422.17
  1995/11/30      10342.00                    10724.86
  1995/12/31      10973.18                    11485.35
  1996/01/31      11783.93                    12358.18
  1996/02/29      11129.68                    11676.46
  1996/03/31      11236.56                    11942.44
  1996/04/30      11814.51                    12593.99
  1996/05/31      12138.03                    12811.92
  1996/06/30      12405.84                    13262.30
  1996/07/31      12548.91                    13539.46
  1996/08/31      13004.74                    14036.78
  1996/09/30      14072.63                    14942.02
  1996/10/31      14437.84                    15043.72
  1996/11/30      15247.88                    15810.38
  1996/12/31      15385.48                    16000.37
  1997/01/31      16041.23                    16442.93
  1997/02/28      16314.63                    16729.03
  1997/03/31      15662.08                    16123.30
  1997/04/30      16190.90                    16602.74
  1997/05/31      16888.76                    17247.58
  1997/06/30      17414.21                    17644.32
  1997/07/31      18169.75                    18376.34
  1997/08/31      18069.89                    18301.91
  1997/09/30      18652.76                    18861.14
  1997/10/31      16799.47                    16688.46
  1997/11/30      17426.13                    17480.82
  1997/12/31      17976.50                    18083.31
IMATRL PRASUN   SHR__CHT 19971231 19980130 120933 R00000000000049
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $17,977 - a 79.77% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,083 - an 80.83% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more volatile
than a fund that invests exclusively
in the United States. Past
performance is no guarantee of
future results and you may have a
gain or loss when you sell your
shares.
(checkmark)

TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,                 MARCH 10, 1994
                                               (COMMENCEMENT
                                               OF OPERATIONS) TO
                                               DECEMBER 31,

      1997                       1996   1995   1994

DIVIDEND RETURN               8.54%    9.89%    9.61%    4.80%

CAPITAL APPRECIATION RETURN    8.30%   30.32%   -2.52%   -2.33%

TOTAL RETURN                  16.84%   40.21%   7.09%    2.47%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED AUGUST 31, 1993    PAST 1         PAST 6         PAST 1
                                 MONTH          MONTHS         YEAR

DIVIDENDS PER SHARE              21.45(CENTS)   61.98(CENTS)   99.83(CENTS)

ANNUALIZED DIVIDEND RATE         20.98%         9.69%          8.09%

30-DAY ANNUALIZED YIELD          8.04%          -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $12.04 over the past one month, $12.69 over the past six months, and $12.34 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 7.65%.
FUND TALK: THE MANAGER'S OVERVIEW



An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund
Q. HOW DID THE FUND PERFORM, JOHN?
Q. HOW WOULD YOU CHARACTERIZE THE CLIMATE FOR EMERGING-MARKET DEBT SECURITIES OVER THE PAST YEAR?
A. Overall, emerging-market debt had a good run through much of 1997. From January through late October, the market enjoyed a favorable backdrop of low interest-rate levels and continued economic reform which resulted in a favorable credit spread environment. Credit spreads measure the premium an investor pays for global risk. The last quarter of the year, however, was a different story altogether. Concerns about weakness in Southeast Asia and the resulting late-October market declines in both Asian and U.S. equity markets, put pressure on emerging-market investments.
Q. SOUTHEAST ASIA HAD A MAJOR COLLAPSE DURING THE PERIOD AS SEVERAL CURRENCIES DECLINED. HOW BADLY WAS THE FUND AFFECTED?
A. The impact was minimal. The fund's exposure to Southeast Asia historically has been limited for a number of reasons. First, there have always been very few long-term, non-investment-grade debt opportunities in that region. Second, the currencies of both Japan and China had depreciated by almost 50% over the past couple of years. In comparing the other regional currencies in Asia to both Japan and China, it was my feeling that the smaller Asian markets were becoming less competitive as their currencies were appreciating relative to those in Japan and China. Finally, the historically high level of economic growth of many of the Asian "tigers" appeared unsustainable in light of excess global capacity and competitive pressures.
Q. DID YOU PURSUE ANY PARTICULAR STRATEGIES GIVEN THIS VOLATILITY?
A. Around late August, I perceived increased risk in the marketplace due to some initial weakness in currency and equity markets as well as some strong words of caution from the chairman of the U.S. Federal Reserve Board. Despite these factors, though, volatility was decreasing and options - which give the buyer the right, but not the obligation, to buy or sell a security within a specified period of time at a set price - were cheap. As a result, I bought an option position on a Brazilian bond that worked out quite favorably. When the market corrected dramatically in late October, the fund had at risk only the amount that it had paid for the premium on the option. If I hadn't had the option - and the fund owned the security itself - the fund's losses would have been considerably higher. Owning the option gave the fund some exposure to Brazil, which I felt was important, and allowed the fund to participate in the early-fall rally of Brazilian Brady bonds, which are dollar-denominated and issued by foreign governments. When the market corrected, the option provided downside protection.
Q. SIX MONTHS AGO, YOU WERE OPTIMISTIC ABOUT THE FUND'S EXPOSURE TO RUSSIA. HOW DID RUSSIAN BONDS PERFORM DURING THE PERIOD?
A. At the beginning of the year, the fund was underweighted in Russian bonds relative to the index. As fiscal reform in Russia appeared promising, I began to raise the fund's Russian exposure in the late spring and early summer and the bonds performed well. As economic conditions weakened in Asia, however, I felt that Russia - being a major emerging-market country with some remaining fiscal concerns - would be vulnerable. I subsequently began decreasing the fund's Russian exposure - and adding Russian options - to try to limit the fund's downside risk. This strategy has paid off, as pressure on the Russian bond market continued toward the close of the period.
Q. WHICH OTHER POSITIONS CONTRIBUTED POSITIVELY TO PERFORMANCE? WHICH WERE DISAPPOINTMENTS?
A. The fund's positions in Bulgaria, Argentina and Brazil also turned in strong performances. On a down note, I reduced the fund's positions in Ecuador earlier in the year due to political uncertainty. However, the bonds continued to rally.
Q. WHAT'S YOUR OUTLOOK?
A. With all that has gone on in recent months, I'm certainly concerned. While global volatility has been alarming, one bright spot may be that the dislocation - or re-pricing of certain emerging-market securities downward - may present ample opportunities. Shareholders should expect a continuation of the same disciplined investment approach: I'll keep a close eye on risk, credit spreads and interest rates as they relate to the portfolio.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
JOHN CARLSON EXPLORES THE
"CONTAGION EFFECT":
"ALONG WITH THE SOUTHEAST ASIAN
TURMOIL WE'VE WITNESSED RECENTLY,
THE PHRASE "CONTAGION" HAS ALMOST
BECOME PART OF THE MARKET'S DAILY
LANGUAGE. CONTAGION REFERS TO BOTH
THE REAL AND PSYCHOLOGICAL EFFECTS
THAT IMPACT INVESTOR BEHAVIOR WITHIN
OR ACROSS MARKETS. THERE ARE A NUMBER
OF CATCHY PHRASES THAT DESCRIBE THIS
LINK BETWEEN MARKETS, SUCH AS `WHEN
THE U.S. ECONOMY SNEEZES, MEXICO
CATCHES A COLD.'
"ASIAN CONTAGION, BEGINNING LAST YEAR
AS A CURRENCY CRISIS IN THAILAND, IS AN
EXAMPLE. AS SPECULATION AGAINST THE
SUSTAINABILITY OF THAILAND'S CURRENCY
REGIME INCREASED, THAI AUTHORITIES
DEVALUED THE COUNTRY'S CURRENCY.
PRESSURE SPILLED OVER TO OTHER
SOUTHEAST ASIAN COUNTRIES, RESULTING
IN A WAVE OF COMPETITIVE DEVALUATIONS
IN COUNTRIES SUCH AS INDONESIA, THE
PHILIPPINES AND SINGAPORE. INVESTORS
WONDERED WHERE IT WOULD STOP, AND
THIS UNCERTAINTY HAD RAMIFICATIONS
IN BOTH BRAZIL AND RUSSIA.
"BUT THE CONTAGION WASN'T LIMITED TO
CURRENCY PRESSURES. INVESTORS
SUFFERING LOSSES IN SOUTHEAST ASIAN
MARKETS TOOK PROFITS BY SELLING EQUITY
POSITIONS IN OTHER REGIONS. THIS
COMPOUNDED THE DOWNWARD
PRESSURE ON MANY CURRENCIES,
RESULTING IN ADDITIONAL SELLING. STOCK
MARKETS IN EMERGING COUNTRIES SUCH
AS ARGENTINA SUFFERED MAJOR LOSSES,
AS DID THOSE IN HONG KONG. THE
EFFECTS OF SUCH DEVELOPMENTS WILL BE
SLOWER GLOBAL ECONOMIC GROWTH,
WHICH HAS LED TO CONCERNS ABOUT
GROWTH RATES IN THE U.S. AND OTHER
DEVELOPED COUNTRIES IN THE YEAR
AHEAD."
FUND FACTS
GOAL: A HIGH LEVEL OF CURRENT
INCOME BY INVESTING PRIMARILY
IN DEBT SECURITIES AND OTHER
INSTRUMENTS OF ISSUERS IN
EMERGING MARKETS; AS A
SECONDARY OBJECTIVE, THE FUND
MAY SEEK CAPITAL APPRECIATION
START DATE: MARCH 10, 1994
SIZE: AS OF DECEMBER 31,
1997, MORE THAN $120 MILLION
MANAGER: JOHN CARLSON, SINCE
1995; JOINED FIDELITY IN 1995
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE COUNTRIES AS OF AUGUST 31, 1993
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                               INVESTMENTS    IN THESE COUNTRIES
                                              6 MONTHS AGO

BRAZIL                         18.6           13.3

ARGENTINA                      15.3           14.2

MEXICO                         9.9            8.8

RUSSIA                         6.8            9.8

VENEZUELA                      5.2            10.6

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT
RISKS.
TOP FIVE HOLDINGS AS OF AUGUST 31, 1993

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                                          INVESTMENTS    IN THESE HOLDINGS
                                                         6 MONTHS AGO

BRAZILIAN FEDERATIVE REPUBLIC             18.1           11.6

ARGENTINIAN REPUBLIC                      12.2           12.4

UNITED MEXICAN STATES                     5.6            8.8

BULGARIAN REPUBLIC BRADY                  4.8            5.4

VENEZUELAN REPUBLIC                       4.7            10.6


AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1993
               6 MONTHS AGO

YEARS   15.3   14.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1997 AS OF JUNE 30, 1997

CORPORATE BONDS 8.3%
FOREIGN GOVERNMENT
OBLIGATIONS 68.8%
OTHER 9.5%
SHORT-TERM
INVESTMENTS 13.4%
CORPORATE BONDS 4.8%
FOREIGN GOVERNMENT
OBLIGATIONS 68.2%
OTHER 12.5%
SHORT-TERM
INVESTMENTS 14.5%
ROW: 1, COL: 1, VALUE: 13.4
ROW: 1, COL: 2, VALUE: 9.5
ROW: 1, COL: 3, VALUE: 68.8
ROW: 1, COL: 4, VALUE: 8.300000000000001
ROW: 1, COL: 1, VALUE: 14.5
ROW: 1, COL: 2, VALUE: 12.5
ROW: 1, COL: 3, VALUE: 68.2
ROW: 1, COL: 4, VALUE: 4.8
INVESTMENTS DECEMBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 8.3%
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
ARGENTINA - 3.1%
Compania Latinoamericana de Infraestructura &
Servicios SA:   20445PAA
  11 5/8%, 6/1/04 (f)  BB- $ 1,450,000 $ 1,479,000  20445PAA
  11 5/8%, 6/1/04  BB-  790,000  805,800  20445P9A
Telefonica De Argentina 11 7/8%, 11/1/04  Ba3  1,220,000  1,418,250
879378AC
  3,703,050
KOREA (SOUTH) - 0.5%
Korea Development Bank:   500630AM  500630AM
 yankee   500630AM7 1/4%, 5/15/06  Ba1  420,000  327,600  500630AM
 6 5/8%, 11/21/03  Ba1  360,000   500630AN 280,800  500630AN
  608,400
MEXICO - 4.2%
Banco Nacional de Comercio Exterior SNC
11 1/4%, 5/30/06 (Reg.)  Ba2  3,410,000  3,802,150  0596129F
Petroleos Mexicanos 9 1/2%, 9/15/27  BB  1,180,000  1,174,100
71654QAM
  4,976,250
VENEZUELA - 0.5%
Bariven SA 10 5/8%, 3/17/02  Ba2  600,000  651,000  0675939B
TOTAL NONCONVERTIBLE BONDS
(Cost $10,112,524)   9,938,700
FOREIGN GOVERNMENT OBLIGATIONS (I) - 68.8%
ANGOLA - 0.1%
Banco Nacional de Angola 0%, 9/10/27   -  539,628  161,888  06999TAA
ARGENTINA - 12.2%
Argentinian Republic:   039995AD
 Brady par euro 5 1/2%, 3/31/23 (e)  Ba3  11,675,000  8,559,234
039995AD   039995AW
 BOCON 3.29%, 4/1/07 (h)  Ba3 ARS 25,563  17,866  039995AW
 global bond:   039995BS
  11 3/8%, 1/30/17  Ba3  690,000  754,860  039995BS
  11 3/8%, 1/30/17  Ba3  1,210,000  1,323,740  040114AR
  9 3/4%, 9/19/27  Ba3  3,161,000  3,028,633  039995BR
 11 3/4%, 2/12/07  Ba3 ARS 990,000   039995BP 930,777  039995BP
  14,615,110
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
BRAZIL - 18.1%
Brazilian Federative Republic:   1057569L
 Brady:  1057569L
  capitalization bond 8%, 4/15/14  B1 $ 16,579,383 $ 13,035,540
1057569L
  debt conversion bond euro   1057569J
   6 3/4%, 4/15/12 (h)  B1  6,925,000  5,263,000  1057569J
  par 5 1/4%, 4/15/24 (e)  B1  1,220,000  879,162  1057569V
 global bond 10 1/8%, 5/15/27  B1  2,570,000  2,409,375  10599NAB
  21,587,077
BULGARIA - 4.8%
Bulgarian Republic Brady:   12099EAA
 discount 6.6875%, 7/28/24 (h)  B2  2,390,000  1,840,300  12099EAA
 FLIRB A 2 1/4%, 7/28/12 (h)  B2  6,385,000   12099EAD 3,886,869
12099EAD
  5,727,169
DOMINICAN REPUBLIC - 0.8%
Dominican Republic Brady   25999TAA6.6875%, 8/30/09 (h)  B1  1,267,200
983,664  25999TAA
ECUADOR - 3.8%
Ecuador Republic Brady:   88399HAW
 par euro 3 1/2%, 2/28/25 (e)  B1  5,395,000  2,973,994  88399HAW past due interest euro
 6.6875%, 2/28/15 (bearer) (h)  B1  2,340,219   88399HBB 1,529,918
88399HBB
  4,503,912
IVORY COAST - 0.3%
Ivory Coast past due interest
0%, 12/29/49 (g)  -  880,000  345,400  46199SAG
JORDAN - 0.9%
Kingdom of Jordan 5%, 12/23/23 (f)(h)  Ba3  1,500,000  1,020,000
240993AE
KAZAKHSTAN - 0.9%
Kazakhstan Republic 9 1/4%, 12/20/99 (Reg.)  Ba3  1,120,000  1,092,000
49699KAA
MEXICO - 5.6%
Mexico Value recovery rights 6/30/03:
discount A  -  1,000    59799832-
 discount C  -  2,000    59799834-
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
MEXICO - CONTINUED
United Mexican States:   5979982B
 Brady discount:  5979982B
  par A 6 1/4%, 12/31/19 unit  Ba2 $ 3,520,000 $ 2,934,800  5979982B par B 6 1/4%, 12/31/19 unit  Ba2  2,050,000  1,709,187  5979982C global bond 11 1/2%, 5/15/26  Ba2  1,691,000  2,003,835  593048AX
  6,647,822
PANAMA - 1.5%
Panamanian Republic:   6982999Y
 Brady par 3 1/4%, 7/17/26 (e)  Ba1  1,470,000  940,800  6982999Y
 euro 7 7/8%, 2/13/02 (Reg.)  Ba1  830,000   6982999S 801,987
6982999S
  1,742,787
PERU - 3.5%
Peruvian Republic Brady FLIRB:   715638AG
 3 1/4%, 3/7/17 (f)(h)  B2  1,350,000  800,719  715638AG
 3 1/4%, 3/7/17 (h)  B2  5,720,000  3,392,675  7156389S
  4,193,394
PHILIPPINES - 0.8%
Philippine Government Brady par 6 1/2%,
12/1/17 (e)  Ba1  1,080,000  901,800  7182869C
POLAND - 3.4%
Polish Republic:   732996BF
 Brady par 3%, 10/27/24 (e)  Baa  5,240,000  3,216,050  732996BF
 7 1/8%, 7/1/04  Baa  840,000   7310119A  7310119A  7310119A 840,000
7310119A
  4,056,050
RUSSIA - 3.7%
Bank for Foreign Economic Affairs of Russia   928564AB
 (Vnesheconombank) interest notes:   928564AB
  6.7188%, 12/15/15 (f)  Ba2  3,305,956  2,326,567  928564AB
  6.7188%, 12/15/15  Ba2  840,000  591,150  9285649A
Russian Government  78307A9B euro 10%, 6/26/07  Ba2  1,650,000
78307A9B 1,524,187  78307A9B
  4,441,904
FOREIGN GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
TURKEY - 3.7%
Turkish Republic Treasury Bill:
 0%, 5/13/98 (j)  - TRL 212,310 $ 725,608  9001239K
 0%, 8/5/98 (j)  - TRL 112,570  320,434  9001239R
 0%, 8/12/98 (j)  - TRL 747,500  2,095,149  9001239N
 0%, 9/16/98 (j)  - TRL 472,730  1,238,550  9001239Q
  4,379,741
VENEZUELA - 4.7%
Venezuelan Republic:   9226469A
 Brady:  9226469A
  debt conversion bond
  6.8125%,   9226469A12/18/07 (h)  Ba2  3,095,239  2,768,304  9226469A
  par A 6 3/4%, 3/31/20 unit  Ba2  500,000  433,750  92299NAH
  par A euro   9226469C6 3/4%, 3/31/20  Ba2  2,840,000  2,463,700
9226469C
 Oil recovery rights 3/31/20  -  14,230   92264698   92264698-
  5,665,754
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $80,015,378)   82,065,472
SOVEREIGN LOAN PARTICIPATIONS - 8.1%
CAMEROON - 0.2%
Cameroon Republic loan participation (a):
- Societe Generale  - DEM 980,000  152,572  06999LAB
 - Societe Generale  - FRF 1,960,000   06999LAA 91,110  06999LAA
  243,682
CONGO - 0.2%
Congo Republic loan participation (a) :
- Societe Generale  -  464,670  139,401  20699EAA
 - Societe Generale  - DEM 255,860  42,679  20699EAE
 - Societe Generale  - FRF 841,728   20699EAD 41,922  20699EAD
  224,002
IVORY COAST - 1.5%
Ivory Coast restructured loan (a):
- Morgan (J.P.) Securities, Inc.  -  2,750,000  1,189,375  46199SAC
 - Paribas Capital Markets  -  1,440,000  622,800  46199SAE
  1,812,175
SOVEREIGN LOAN PARTICIPATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
MOROCCO - 4.0%
Moroccan Kingdom loan participation:  99799CAJ
 - The Chase Manhattan Bank
 6.6563%, 1/1/09 (h)  - $ 1,560,000 $ 1,343,550  99799CAP
 - ING Bank NV 6.6563%, 1/1/09 (h)  -  750,000  645,938  99799CAQ
 - Merrill Lynch Pierce, Fenner & Smith, Inc.
 6.6563%, 1/1/09 (h)  -  500,000  430,625  99799CAL
 - Paribas Capital Markets 6.6563%, 1/1/09 (h)  -  670,000   99799CAN
577,038  99799CAN
 Series A,
 - Morgan Guaranty Trust   99799CAJ
  Company of New York 6.6563%, 1/1/09 (h)  -  2,070,000   99799CAJ
1,782,788  99799CAJ
  4,779,939
RUSSIA - 2.2%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan participation:
 - The Chase Manhattan Bank 6.7188%,
  12/15/20 (h)  -  1,730,000  1,130,250  9285649C
  - ING Bank NV 6.7188%, 12/15/20 (h)  -  2,430,000  1,503,563
9285649E
   2,633,813
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $8,863,725)   9,693,611
CASH EQUIVALENTS - 13.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.40%, dated
12/31/97 due 1/2/98  $  15,964,676  15,959,000  65899ERP
PURCHASED OPTIONS - 1.4%
 EXPIRATION DATE/ UNDERLYING FACE
 STRIKE PRICE AMOUNT AT VALUE
BRAZIL - 0.5%
Merril Lynch International Call Option 10575697 10575697 10575697 10575697 10575697 10575697 10575697 10575697
on $7,559,372 notional amount of   10575697  10575697  10575697
10575697  10575697  10575697  10575697  10575697
Brazilian Federative Republic Brady 10575697 10575697 10575697 10575697 10575697 10575697 10575697 10575697 Mar. 98 10575697
10575697  10575697  10575697  10575697  10575697/
  10575697  10575697  10575697  10575697  10575697
10575697Capitalization bond 8%, 4/15/14   10575697  10575697  10575697
10575697  10575697  1057569772 3/4  $ 5,943,556   10575697 549,566
10575697
PURCHASED OPTIONS - CONTINUED
 EXPIRATION DATE/ UNDERLYING FACE VALUE (NOTE 1)
 STRIKE PRICE AMOUNT AT VALUE
RUSSIA - 0.9%
The Chase Manhattan Bank Call Option   05399H33  05399H33  05399H33
05399H33  05399H33  05399H33  05399H33  05399H33  05399H33  05399H34
05399H34on   05399H33  05399H33  05399H33  05399H33  05399H33
05399H33  05399H33  05399H33  05399H33  05399H34  05399H34
  05399H33 $4,400,000   05399H33notional amount of Bank for  05399H33
05399H33  05399H33  05399H33  05399H33  05399H33  05399H33  05399H34
05399H34
  05399H33 Foreign Economic Affairs of   05399H33Russia   05399H33
05399H33  05399H33  05399H33  05399H33  05399H34  05399H34
  05399H33 (Vnesheconombank)   05399H33loan participation   05399H33
05399H33  05399H33  05399H34  05399H34
  05399H33 restructured 05399H33 under 1997 agreement 05399H33 05399H34 05399H34 Mar. 98/
  05399H33 6.7188%, 12/15/20 55    05399H34  05399H34  05399H34
05399H34  05399H34  05399H34$ 2,722,500   05399H34$  05399H34 363,440
05399H34
  05399H33Merrill Lynch International Call Option on   05399H33
 $8,700,000   05399H33notional amount of Bank for  05399H33
 Foreign Economic Affairs of   05399H33Russia   05399H33
 (Vnesheconombank)   05399H33loan participation   05399H33
 restructured  05399H33 under 1997 agreement  05399H33 Mar. 98/
 6.7188%, 12/15/20 54 5/8   5,383,125   05399H33  05399H33 774,300
05399H33
  1,137,740
TOTAL PURCHASED OPTIONS
(Cost $1,195,207)   1,687,306
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $116,145,834)  $ 119,344,089
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest
  Reduction Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
FRF - French franc
DEM - German deutsche mark
TRL - Turkish lira
LEGEND
11. Non-income producing
12. Principal amount is stated in United States dollars unless otherwise noted.
13. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
14. Debt obligation initially issued at zero coupon form which converts to coupon form at a specified rate and date.
15. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
16. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,626,286 or 4.7% of net assets.
17. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
18. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
19. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
20. Principal amount in millions.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 3.4% BBB  5.4%
Ba 35.7% BB  48.9%B 31.0% B  5.2%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 8.5%. FMR has determined that unrated debt securities that are lower quality account for 8.5% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $118,800,140. Net unrealized appreciation aggregated $543,949, of which $3,975,175 related to appreciated investment securities and $3,431,226 related to depreciated investment securities.
The fund hereby designates approximately $1,123,000 as a capital gain dividend for the pupose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending December 31, 1998 approximately $1,921,000 of losses recognized during the period November 1, 1997 to December 31, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997

265.ASSETS                                                      266.          267.

268.INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE    269.          $ 119,344,089
AGREEMENTS OF $15,959,000) (COST $116,145,834) -
SEE ACCOMPANYING SCHEDULE

270.CASH                                                        271.           194,664


272.RECEIVABLE FOR INVESTMENTS SOLD                             273.           1,038,487
REGULAR DELIVERY

274. DELAYED DELIVERY                                                          5,090,913

275.INTEREST RECEIVABLE                                         276.           1,573,821

277.PREPAID EXPENSES                                            278.           11,415

279. 280.TOTAL ASSETS                                           281.           127,253,389

282.LIABILITIES                                                 283.          284.

285.PAYABLE FOR INVESTMENTS PURCHASED                           $ 1,108,160   286.
REGULAR DELIVERY

287. DELAYED DELIVERY                                            5,003,768    288.

289.DISTRIBUTIONS PAYABLE                                        434,536      290.

291.ACCRUED MANAGEMENT FEE                                       62,783       292.

293.DISTRIBUTION FEES PAYABLE                                    36,536       294.

295.OTHER PAYABLES AND ACCRUED EXPENSES                          104,803      296.

297. 298.TOTAL LIABILITIES                                      299.           6,750,586

300.301.NET ASSETS                                              302.          $ 120,502,803

303.NET ASSETS CONSIST OF:                                      304.          305.

306.PAID IN CAPITAL                                             307.          $ 116,636,598

308.UNDISTRIBUTED NET INVESTMENT INCOME                         309.           424,276

310.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON       311.           272,315
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

312.NET UNREALIZED APPRECIATION (DEPRECIATION) ON               313.           3,169,614
INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

314.315.NET ASSETS                                              316.          $ 120,502,803


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 DECEMBER 31, 1997

317.CALCULATION OF MAXIMUM OFFERING PRICE                   320.    $11.12
318.CLASS A:
319.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,312,524 (DIVIDED BY) 207,996 SHARES)

321.MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF          322.    $11.67
$11.12)

323.CLASS T:                                                325.    $11.11
324.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($93,228,277 (DIVIDED BY) 8,391,971 SHARES)

326.MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF          327.    $11.51
$11.11)

328.CLASS B:                                                330.    $11.16
329.NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($23,575,672 (DIVIDED BY) 2,113,426 SHARES) A

331.CLASS C:                                                333.    $11.11
332.NET ASSET VALUE, AND OFFERING PRICE PER SHARE
 ($66,047 (DIVIDED BY) 5,946 SHARES) A

334.INSTITUTIONAL CLASS:                                    336.    $11.06
335.NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
PER
 SHARE ($1,320,283 (DIVIDED BY) 119,357 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1997

337.INVESTMENT INCOME                                       339.           $ 10,335,858
338.INTEREST

340.LESS FOREIGN TAXES WITHHELD                                             (143,617)

341. TOTAL INCOME                                                           10,192,241

342.EXPENSES                                                343.           344.

345.MANAGEMENT FEE                                          $ 822,554      346.

347.TRANSFER AGENT FEES                                      316,479       348.

349.DISTRIBUTION FEES                                        432,618       350.

351.ACCOUNTING FEES AND EXPENSES                             91,562        352.

353.NON-INTERESTED TRUSTEES' COMPENSATION                    481           354.

355.CUSTODIAN FEES AND EXPENSES                              54,721        356.

357.REGISTRATION FEES                                        87,228        358.

359.AUDIT                                                    68,324        360.


361.LEGAL                                                    8,247         362.


363.REPORTS TO SHAREHOLDERS                                  55,754        364.

365.MISCELLANEOUS                                            504           366.

367. TOTAL EXPENSES BEFORE REDUCTIONS                        1,938,472     368.

369. EXPENSE REDUCTIONS                                      (62,107)       1,876,365

370.371.NET INVESTMENT INCOME                               372.            8,315,876

373.REALIZED AND UNREALIZED GAIN (LOSS)                     375.           376.
374.NET REALIZED GAIN (LOSS) ON:

377. INVESTMENT SECURITIES                                   13,132,464    378.

379. FOREIGN CURRENCY TRANSACTIONS                           2,535          13,134,999

380.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    381.           382.
ON:

383. INVESTMENT SECURITIES                                   (4,782,094)   384.

385. ASSETS AND LIABILITIES IN FOREIGN CURRENCIES            (28,772)       (4,810,866)

386.387.NET GAIN (LOSS)                                     388.            8,324,133

389.390.NET INCREASE (DECREASE) IN NET ASSETS RESULTING     391.           $ 16,640,009
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED      YEAR ENDED
                                                             DECEMBER 31,    DECEMBER 31,
                                                             1997            1996

392.INCREASE (DECREASE) IN NET ASSETS

393.OPERATIONS                                               $ 8,315,876     $ 5,003,629
NET INVESTMENT INCOME

394. NET REALIZED GAIN (LOSS)                                 13,134,999      14,771,228

395. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (4,810,866)     4,852,770

396.                                                          16,640,009      24,627,627
397.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

398.DISTRIBUTIONS TO SHAREHOLDERS                             (9,380,291)     (4,919,274)
FROM NET INVESTMENT INCOME

399. FROM NET REALIZED GAIN                                   (14,029,285)    (3,337,616)

400. 401.TOTAL DISTRIBUTIONS                                  (23,409,576)    (8,256,890)

402.SHARE TRANSACTIONS - NET INCREASE (DECREASE)              27,548,589      37,461,113

403.                                                          20,779,022      53,831,850
404.TOTAL INCREASE (DECREASE) IN NET ASSETS

405.NET ASSETS                                               406.            407.

408. BEGINNING OF PERIOD                                      99,723,781      45,891,931

409.                                                         $ 120,502,803   $ 99,723,781
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
INCOME OF $424,276 AND $306,279, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
410.   YEARS ENDED DECEMBER 31,

411.   1997                       1996 E


412.SELECTED PER-SHARE DATA D

413.NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.720   $ 10.520

414.INCOME FROM INVESTMENT OPERATIONS

415. NET INVESTMENT INCOME                                               .953       .274

416. NET REALIZED AND UNREALIZED GAIN (LOSS)                             .891       1.574

417. TOTAL FROM INVESTMENT OPERATIONS                                    1.844      1.848

418.LESS DISTRIBUTIONS

419. FROM NET INVESTMENT INCOME                                          (.984)     (.238)

420. FROM NET REALIZED GAIN                                              (1.460)    (.410)

421. TOTAL DISTRIBUTIONS                                                 (2.444)    (.648)

422.NET ASSET VALUE, END OF PERIOD                                      $ 11.120   $ 11.720

423.TOTAL RETURN B, C                                                    16.52%     17.71%

424.RATIOS AND SUPPLEMENTAL DATA

425.NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,313    $ 478

426.RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.40% F    1.40% A, F

427.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.38% G    1.40% A

428.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 7.74%      7.31% A

429.PORTFOLIO TURNOVER RATE                                              660%       410%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T

430.                                           YEARS ENDED DECEMBER 31,

431.                                           1997                       1996       1995       1994 E

432.SELECTED PER-SHARE DATA

433.NET ASSET VALUE,                           $ 11.710                   $ 9.280    $ 9.520    $ 10.000
BEGINNING OF PERIOD

434.INCOME FROM INVESTMENT OPERATIONS

435. NET INVESTMENT INCOME                      .877 D                     .758 D     .860       .356

436. NET REALIZED AND UNREALIZED GAIN           .961                       2.832      (.323)     (.073)
(LOSS)

437. TOTAL FROM INVESTMENT OPERATIONS           1.838                      3.590      .537       .283

438.LESS DISTRIBUTIONS

439. FROM NET INVESTMENT INCOME                 (.978)                     (.750)     (.777)     (.503)

440. FROM NET REALIZED GAIN                     (1.460)                    (.410)     -          (.260)

441. TOTAL DISTRIBUTIONS                        (2.438)                    (1.160)    (.777)     (.763)

442.NET ASSET VALUE, END OF PERIOD             $ 11.110                   $ 11.710   $ 9.280    $ 9.520

443.TOTAL RETURN B, C                           16.47%                     40.41%     6.99%      2.47%

444.RATIOS AND SUPPLEMENTAL DATA

445.NET ASSETS, END OF PERIOD (000             $ 93,228                   $ 78,861   $ 36,205   $ 30,029
OMITTED)

446.RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.47%                      1.49%      1.50% F    1.50% A, F

447.RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.45% G                    1.48% G    1.50%      1.50% A

AFTER EXPENSE REDUCTIONS

448.RATIO OF NET INVESTMENT INCOME TO           7.08%                      7.23%      9.32%      6.60% A
AVERAGE
NET ASSETS

449.PORTFOLIO TURNOVER RATE                     660%                       410%       305%       354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B

450.                                        YEARS ENDED DECEMBER 31,

451.                                        1997                       1996       1995       1994 E

452.SELECTED PER-SHARE DATA

453.NET ASSET VALUE, BEGINNING OF PERIOD    $ 11.750                   $ 9.300    $ 9.520    $ 9.700

454.INCOME FROM INVESTMENT OPERATIONS

455. NET INVESTMENT INCOME                   .806 D                     .686 D     .835       .167

456. NET REALIZED AND UNREALIZED GAIN        .956                       2.853      (.342)     .227
(LOSS)

457. TOTAL FROM INVESTMENT OPERATIONS        1.762                      3.539      .493       .394

458.LESS DISTRIBUTIONS

459. FROM NET INVESTMENT INCOME              (.892)                     (.679)     (.713)     (.314)

460. FROM NET REALIZED GAIN                  (1.460)                    (.410)     -          (.260)

461. TOTAL DISTRIBUTIONS                     (2.352)                    (1.089)    (.713)     (.574)

462.NET ASSET VALUE, END OF PERIOD          $ 11.160                   $ 11.750   $ 9.300    $ 9.520

463.TOTAL RETURN B, C                        15.70%                     39.61%     6.38%      3.67%

464.RATIOS AND SUPPLEMENTAL DATA

465.NET ASSETS, END OF PERIOD (000          $ 23,576                   $ 17,746   $ 9,486    $ 5,034
OMITTED)

466.RATIO OF EXPENSES TO AVERAGE NET         2.15%                      2.15% F    2.25% F    2.25% A, F
ASSETS

467.RATIO OF EXPENSES TO AVERAGE NET         2.13% G                    2.15%      2.25%      2.25% A
ASSETS AFTER EXPENSE REDUCTIONS

468.RATIO OF NET INVESTMENT INCOME TO        6.48%                      6.56%      8.48%      5.86% A
AVERAGE
NET ASSETS

469.PORTFOLIO TURNOVER RATE                  660%                       410%       305%       354% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS C
470.   YEAR ENDED
       DECEMBER 31,

471.   1997 E

472.SELECTED PER-SHARE DATA D

473.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.190

474.INCOME FROM INVESTMENT OPERATIONS

475. NET INVESTMENT INCOME                                   .154

476. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .322

477. TOTAL FROM INVESTMENT OPERATIONS                        .476

478.LESS DISTRIBUTIONS

479. FROM NET INVESTMENT INCOME                              (.286)

480. FROM NET REALIZED GAIN                                  (1.270)

481. TOTAL DISTRIBUTIONS                                     (1.556)

482.NET ASSET VALUE, END OF PERIOD                          $ 11.110

483.TOTAL RETURN B, C                                        4.16%

484.RATIOS AND SUPPLEMENTAL DATA

485.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 66

486.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.25% A, F

487.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     9.04% A

488.PORTFOLIO TURNOVER RATE                                  660%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

489.                                                        YEARS ENDED DECEMBER 31,

490.                                                        1997                       1996       1995 E

491.SELECTED PER-SHARE DATA

492.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.650                   $ 9.280    $ 8.400

493.INCOME FROM INVESTMENT OPERATIONS

494. NET INVESTMENT INCOME                                   .860 D                     .786 D     .393

495. NET REALIZED AND UNREALIZED GAIN (LOSS)                 1.008                      2.779      .876

496. TOTAL FROM INVESTMENT OPERATIONS                        1.868                      3.565      1.269

497.LESS DISTRIBUTIONS

498. FROM NET INVESTMENT INCOME                              (.998)                     (.785)     (.389)

499. FROM NET REALIZED GAIN                                  (1.460)                    (.410)     -

500. TOTAL DISTRIBUTIONS                                     (2.458)                    (1.195)    (.389)

501.NET ASSET VALUE, END OF PERIOD                          $ 11.060                   $ 11.650   $ 9.280

502.TOTAL RETURN B, C                                        16.84%                     40.21%     15.52%

503.RATIOS AND SUPPLEMENTAL DATA

504.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,320                    $ 2,639    $ 201

505.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.25% F                    1.25% F    1.25% A, F

506.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            1.23% G                    1.25%      1.25% A
EXPENSE REDUCTIONS

507.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.85%                      7.46%      9.09% A

508.PORTFOLIO TURNOVER RATE                                  660%                       410%       305% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Emerging Markets Income Fund(the fund) is a fund of Fidelity Advisor Series VIII(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B,Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options."
2. OPERATING POLICIES - CONTINUED
OPTIONS - CONTINUED
This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $9,693,611 or 8.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $694,024,569 and $687,968,561, respectively, of which U.S. government and government agency obligations aggregated $7,607,283 and $7,577,474, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .69% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd (FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,903    $ 1,903

CLASS T     230,572    230,572

CLASS B     200,096    55,579

CLASS C     47         0

           $          $
           432,618    288,054

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A      $ 1,393

CLASS T      13,689

CLASS C      54


SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2,
1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 29,709   $ 23,247

CLASS T     142,370    111,640

CLASS B     68,657     0*

CLASS C     0          0*

           $          $
           240,736    134,887

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC *    $ 5,219    .41

CLASS T **              FIIOC *     240,599   .26

CLASS B                 FIIOC *     62,159    .28

CLASS C                 FIIOC *     9           .19***

INSTITUTIONAL CLASS     FIIOC *     8,493     .24

                                   $
                                   316,479

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.40%         $ 26,261

CLASS C                2.25%          6,143

INSTITUTIONAL CLASS    1.25%          11,552

                                     $
                                     43,956

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $18,151 under the custodian arrangement.
6. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED DECEMBER 31,

                              1997 A                     1996 B

CLASS A

FROM NET INVESTMENT INCOME    $ 119,401                  $ 5,916

FROM NET REALIZED GAIN         244,650                    15,462

TOTAL                         $                          $
                              364,051                    21,378

CLASS T

FROM NET INVESTMENT INCOME    $ 7,364,838                $ 3,931,995

FROM NET REALIZED GAIN         10,866,769                 2,638,864

TOTAL                         $                          $
                              18,231,607                 6,570,859

CLASS B

FROM NET INVESTMENT INCOME    $ 1,641,148                $ 844,871

FROM NET REALIZED GAIN         2,697,569                  595,454

TOTAL                         $                          $
                              4,338,717                  1,440,325

CLASS C

FROM NET INVESTMENT INCOME    $ 1,052                    $ -

FROM NET REALIZED GAIN         6,680                      -

TOTAL                         $                          $
                              7,732                      -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 253,852                  $ 136,492

FROM NET REALIZED GAIN         213,617                    87,836

TOTAL                         $                          $
                              467,469                    224,328

                              $                          $
                              23,409,576                 8,256,890

C DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
D DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,

                                 1997 A         1996 B         1997 A          1996 B



CLASS A                           157,759        45,480        $ 1,980,163     $ 518,247
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     27,924         1,560          317,016         18,190

SHARES REDEEMED                   (18,479)       (6,248)        (229,598)       (75,540)

NET INCREASE (DECREASE)           167,204        40,792        $               $
                                                               2,067,581       460,897

CLASS T                           5,560,853      8,120,736     $ 68,604,516    $ 85,014,110
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,422,242      523,792        16,356,926      5,729,874

SHARES REDEEMED                   (5,324,070)    (5,813,045)    (65,213,725)    (60,826,882)

NET INCREASE (DECREASE)           1,659,025      2,831,483     $               $
                                                               19,747,717      29,917,102

CLASS B                           741,442        657,075       $ 9,189,867     $ 6,890,016
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     323,757        116,167        3,726,061       1,270,300

SHARES REDEEMED                   (462,457)      (282,713)      (5,697,389)     (2,964,969)

NET INCREASE (DECREASE)           602,742        490,529       $               $
                                                               7,218,539       5,195,347

CLASS C                           5,254          -             $ 65,143        $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     692            -              7,663           -

SHARES REDEEMED                   -              -              -               -

NET INCREASE (DECREASE)           5,946          -             $               $
                                                               72,806          -

INSTITUTIONAL CLASS               670,672        1,151,436     $ 8,055,126     $ 12,012,762
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     36,986         19,417         437,820         214,294

SHARES REDEEMED                   (814,803)      (966,036)      (10,051,000)    (10,339,289)

NET INCREASE (DECREASE)           (107,145)      204,817       $               $
                                                               (1,558,054)     1,887,767


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
B SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                        REGISTRATION
                        FEES

CLASS A                 $ 24,842

CLASS T                  29,615

CLASS B                  11,576

CLASS C                  6,146

INSTITUTIONAL  CLASS     15,049

                        $
                        87,228

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 17, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Emerging Markets Income Fund Institutional Class voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Pay Date  2/10/97 1/2/98
Record Date 2/7/97 12/26/97
Dividends $ - $ -
Short-Term
Capital Gains $.19 $1.19
Long-Term
Capital Gains $ - $ .08
Long-Term
Capital Gain Breakdown:
 28% rate 100% 91.27%
 20% rate -% 8.73%

The percentage of dividends distributed during the fiscal year for the Institutional Class representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are 36.86% and 0.02%, respectively.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited
 Tokyo, Japan
Fidelity International Investment Advisors
 Pembroke, Bermuda
Fidelity International Investment
 Advisors (U.K.) Limited
 London, England
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
Brooklyn, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)